Taxation (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Taxation [Line Items]
Statute of limitations, description	The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion.
Net operating loss carryforwards	$ 7,470,914		$ 5,137,726
Current tax expenses	$ 158,072
Feng Hui Holding [Member]
Taxation [Line Items]
PRC statutory tax rate	15.00%
Hong Kong [Member]
Taxation [Line Items]
PRC statutory tax rate	16.50%
PRC [Member]
Taxation [Line Items]
PRC statutory tax rate	25.00%